Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Feb. 16, 2018	Jun. 30, 2017
Document and Entity Information
Entity Registrant Name	FLUOR CORP
Entity Central Index Key	0001124198
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 6.4
Entity Common Stock, Shares Outstanding		139,907,306
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY